Acquisitions - Unaudited Supplemental Pro Forma Data (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Business Combinations [Abstract]
Revenues	$ 721,661	$ 2,141,000	$ 11,217,169	$ 57,137,821
Cost of revenues	133,618	987,409	4,143,586	19,236,850
Gross profit	588,043	1,153,591	7,073,583	37,900,971
Operating expenses	5,136,754	2,629,854	13,338,328	45,146,085
Operating loss	(4,548,711)	(1,476,262)	(6,264,744)	(7,245,114)
Other income (expense)	(4,763,836)	19,389,944	1,469,732	523,226
Net loss	(9,312,547)	17,913,682	(4,795,012)	(6,721,888)
Net loss attributable to noncontrolling interests			(1,606,316)	(230,222)
Net Income (loss) Available to Common Stockholders			(3,188,696)	(6,491,666)
Comprehensive net loss	$ (9,312,547)	$ 17,913,682	$ (3,188,696)	$ (6,491,666)
Basic and diluted earnings per share			$ (0.05)	$ (0.29)